NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Dec. 31, 2025
NATURE OF OPERATIONS AND GOING CONCERN
NATURE OF OPERATIONS AND GOING CONCERN
1.	NATURE OF OPERATIONS AND GOING CONCERN

New Found Gold Corp. (“New Found Gold” or the “Company”) was incorporated on January 6, 2016, under the Business Corporations Act in the Province of Ontario. On September 23, 2020, the Company continued as a British Columbia corporation under the Business Corporations Act in the Province of British Columbia. The Company’s registered office is located at Suite 3500, The Stack, 1133 Melville Street, Vancouver, British Columbia V6E 4E5.

The Company is principally engaged in the production and sale of gold, as well as the acquisition, exploration, evaluation and development of resource properties with a focus on gold properties located in Newfoundland and Labrador, Canada. The Company’s gold production and sales activities commenced after its acquisition of all of the issued and outstanding shares of Maritime Resources Corp. (“Maritime”) on November 13, 2025 (Note 5).

These consolidated financial statements have been prepared assuming the Company will continue on a going concern basis and do not include adjustments to amounts and classifications of assets and liabilities that might be necessary, should the Company be unable to continue operations. Such adjustments could be material. The ability of the Company to continue as a going concern depends upon its ability to develop profitable operations and to continue to raise adequate financing. As at December 31, 2025, the Company had an accumulated deficit of $357,337,052 and shareholders’ equity of $419,097,255. In addition, the Company has a working capital surplus, calculated as current assets less current liabilities, of $62,559,017, consisting primarily of cash and cash equivalents, investments and inventories. For the year ended December 31, 2025, the Company incurred a net loss of $47,572,620 and negative cash flow from operating activities of $55,147,267.

Management is actively targeting sources of additional financing, including through the issuance of equity securities and the arrangement of debt facilities, and project-level financing structures which would assure continuation of the Company’s operations, exploration and development programs. The Company may seek to secure debt financing in the form of credit facilities, convertible notes, or other debt instruments. In order for the Company to meet its liabilities as they come due and to continue its operations, the Company is solely dependent upon its ability to generate such financing. Although the Company has been successful in the past in generating financing, there is no assurance it will be able to do so in the future, nor is there any assurance that the terms of any debt or project financing obtained will be favorable to the Company. These items give rise to material uncertainties that cast substantial doubt as to the Company’s ability to continue as a going concern.